Finance income and finance expenses	6 Months Ended
Jun. 30, 2025
Finance income and finance expenses
Finance income and finance expenses

11.Finance income and finance expenses

The following table summarizes financial income and expenses for the three and six months ended June 30, 2025 and 2024:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2025	June 30, 2024	June 30, 2025	June 30, 2024
Interest income under the effective interest method on:
- Debt securities - at amortised cost	587	952	312	527
- Debt securities - at FVOCI	34	34	18	17
- Loans receivable	26	25	11	25
- Tax refund	—	48	—	—
- Bank deposits	251	—	69	—
Total interest income arising from financial assets	898	1,059	410	569
Dividend income:
- Equity securities at FVTPL	408	662	146	283
Financial assets at FVTPL - net change in fair value:
- Mandatorily measured at FVTPL - held for trading	182	—	(373)	—
Net foreign exchange gain	1,613	—	1,019	—
Finance income ‑ other	2,203	662	792	283
Financial assets at FVTPL - net change in fair value:
- Mandatorily measured at FVTPL - held for trading	—	(1,002)	—	(429)
Interest expense	(44)	(40)	(26)	(18)
Bank charges	(176)	(173)	(92)	(87)
Unwinding of discount on the put option liability	—	(129)	—	—
Net foreign exchange loss	—	(2,582)	—	(49)
Finance expenses	(220)	(3,926)	(118)	(583)
Total	2,881	(2,205)	1,084	269